Other Non-Current Assets (Details) - Schedule of other noncurrent assets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Noncurrent Assets [Abstract]
Deposits	[1]	$ 8,965,160	$ 6,714,571
Others		68,040
Total		$ 9,033,200	$ 6,714,571

[1]	As of December 31, 2022 and 2021, the balance of deposits represented the deposits made to service providers, who paid utility charges in mining facilities on behalf of the Company. The deposits are refundable upon expiration of the agreement between the Company and the service provider, which may be due 12 months from the effective date of the agreement.